Loans receivable, net of credit impairment losses (Details) - Loans Receivable [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Loans receivable at amortized cost	¥ 762,992	¥ 765,034
Accrued interest	377,983	273,923
Gross loans receivable	1,140,975	1,038,957
Less: Credit impairment losses	(478,792)	(423,773)
Loans receivable, net of credit impairment losses	¥ 662,183	¥ 615,184